Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Credit protection sold/purchased
Credit protection sold	SFr (160.3)	SFr (72.5)
Credit protection purchased	148.5	66.1
Net credit protection (sold)/purchased	(11.8)	(6.4)
Other protection purchased	33.9	13.6
Fair value of credit protection sold	(0.5)	(0.1)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(5.9)	(2.5)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(16.5)	(14.6)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(133.3)	(52.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.5)	(5.6)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.8)	(4.1)
Credit protection purchased	11.3	3.0
Net credit protection (sold)/purchased	(1.5)	(1.1)
Other protection purchased	4.4	2.7
Fair value of credit protection sold	(0.1)	0.0
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(147.5)	(68.4)
Credit protection purchased	137.2	63.1
Net credit protection (sold)/purchased	(10.3)	(5.3)
Other protection purchased	29.5	10.9
Fair value of credit protection sold	(0.4)	(0.1)
Investment grade
Credit protection sold/purchased
Credit protection sold	(107.1)	(54.4)
Credit protection purchased	99.4	50.5
Net credit protection (sold)/purchased	(7.7)	(3.9)
Other protection purchased	19.5	8.3
Fair value of credit protection sold	0.3	0.1
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(53.2)	(18.1)
Credit protection purchased	49.1	15.6
Net credit protection (sold)/purchased	(4.1)	(2.5)
Other protection purchased	14.4	5.3
Fair value of credit protection sold	(0.8)	(0.2)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(75.1)	(24.6)
Credit protection purchased	69.3	20.4
Net credit protection (sold)/purchased	(5.8)	(4.2)
Other protection purchased	15.5	8.4
Fair value of credit protection sold	0.0	0.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(10.0)	(4.3)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(61.8)	(19.2)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.3)	(1.1)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(12.8)	(4.1)
Credit protection purchased	11.3	3.0
Net credit protection (sold)/purchased	(1.5)	(1.1)
Other protection purchased	4.4	2.7
Fair value of credit protection sold	(0.1)	0.0
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(62.3)	(20.5)
Credit protection purchased	58.0	17.4
Net credit protection (sold)/purchased	(4.3)	(3.1)
Other protection purchased	11.1	5.7
Fair value of credit protection sold	0.1	0.1
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(52.8)	(18.0)
Credit protection purchased	48.6	15.4
Net credit protection (sold)/purchased	(4.2)	(2.6)
Other protection purchased	10.6	6.3
Fair value of credit protection sold	0.2	0.0
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(22.3)	(6.6)
Credit protection purchased	20.7	5.0
Net credit protection (sold)/purchased	(1.6)	(1.6)
Other protection purchased	4.9	2.1
Fair value of credit protection sold	(0.2)	0.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(85.2)	(47.9)
Credit protection purchased	79.2	45.7
Net credit protection (sold)/purchased	(6.0)	(2.2)
Other protection purchased	18.4	5.2
Fair value of credit protection sold	(0.5)	(0.2)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(6.5)	(10.3)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(71.5)	(33.1)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(7.2)	(4.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(85.2)	(47.9)
Credit protection purchased	79.2	45.7
Net credit protection (sold)/purchased	(6.0)	(2.2)
Other protection purchased	18.4	5.2
Fair value of credit protection sold	(0.5)	(0.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(54.3)	(36.4)
Credit protection purchased	50.8	35.1
Net credit protection (sold)/purchased	(3.5)	(1.3)
Other protection purchased	8.9	2.0
Fair value of credit protection sold	0.1	0.1
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(30.9)	(11.5)
Credit protection purchased	28.4	10.6
Net credit protection (sold)/purchased	(2.5)	(0.9)
Other protection purchased	9.5	3.2
Fair value of credit protection sold	SFr (0.6)	SFr (0.3)